Item 1. Report to Shareholders

T. Rowe Price New America Growth Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price New America Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                  6 Months       Year
                     Ended      Ended
                   6/30/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99
NET ASSET VALUE

Beginning of
period           $   29.83  $   22.06  $   30.87  $   35.77  $  48.06  $  47.79

Investment
activities

  Net investment
  income (loss)      (0.05)     (0.09)     (0.11)     (0.12)    (0.14)    (0.20)

  Net realized
  and unrealized
  gain (loss)         1.62       7.86      (8.70)     (4.14)    (4.63)     5.87

  Total from
  investment
  activities          1.57       7.77      (8.81)     (4.26)    (4.77)     5.67

Distributions

  Net realized
  gain                   -          -          -      (0.64)    (7.52)    (5.40)

NET ASSET VALUE

End of period    $   31.40  $   29.83  $   22.06  $   30.87  $  35.77  $  48.06
                 ---------------------------------------------------------------

Ratios/
Supplemental
Data

Total return^        5.26%     35.22%   (28.54)%   (11.89)%  (10.53)%    12.76%

Ratio of total
expenses to
average net
assets               0.93%!     0.98%      0.99%      0.99%     0.93%     0.94%

Ratio of net
investment
income
(loss) to
average
net assets         (0.32)%!   (0.34)%    (0.42)%    (0.36)%   (0.33)%   (0.43)%

Portfolio
turnover rate        47.7%!     61.6%      61.5%      52.1%     81.4%     39.7%

Net assets,
end of period
(in millions)    $     932  $     915  $     761  $   1,183  $  1,519  $  2,064

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New America Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

PORTFOLIO OF INVESTMENTS (1)                                Shares        Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS   97.7%

CONSUMER DISCRETIONARY   15.5%

Automobiles   2.0%

Harley-Davidson                                            300,000       18,582

                                                                         18,582


Hotels, Restaurants & Leisure   2.3%

International Game Technology                              435,000       16,791

PF Chang's China Bistro *                                  120,000        4,938

                                                                         21,729


Media   6.1%

EchoStar Communications, Class A *                         272,000        8,364

Getty Images *                                             266,000       15,960

Liberty Media, Class A *                                   950,000        8,540

Scripps, Class A                                           125,000       13,125

Viacom, Class B                                            300,000       10,716

                                                                         56,705


Multiline Retail   1.7%

Family Dollar Stores                                       514,300       15,645

                                                                         15,645


Specialty Retail   3.4%

PETsMART                                                   455,000       14,765

Ross Stores                                                200,000        5,352

Staples                                                    388,700       11,393

                                                                         31,510

Total Consumer Discretionary                                            144,171


CONSUMER STAPLES   2.9%

Food & Staples Retailing   2.9%

Sysco                                                      350,000       12,554

Wal-Mart                                                   247,000       13,032

Whole Foods Market                                          15,000        1,432

Total Consumer Staples                                                   27,018

ENERGY   5.2%

Energy Equipment & Services   5.2%

Baker Hughes                                               320,000       12,048

Cooper Cameron *                                           170,000        8,279

Diamond Offshore Drilling                                  425,000       10,128

Smith International *                                      320,000       17,843

Total Energy                                                             48,298


FINANCIALS   11.1%

Capital Markets   5.4%

Eaton Vance                                                120,000        4,585

Franklin Resources                                         115,100        5,764

Goldman Sachs Group                                        115,000       10,829

Investor's Financial Services                               90,000        3,922

Lehman Brothers                                             80,000        6,020

Morgan Stanley                                             100,000        5,277

State Street                                               200,000        9,808

Waddell & Reed Financial, Class A                          200,000        4,422

                                                                         50,627


Consumer Finance   0.7%

SLM Corporation                                            165,000        6,674

                                                                          6,674


Diversified Financial Services   1.8%

Citigroup                                                  200,000        9,300

Principal Financial Group                                  210,000        7,304

                                                                         16,604


Insurance   2.1%

American International Group                               190,000       13,543

Saint Paul Companies                                       140,000        5,676

                                                                         19,219


Real Estate   0.2%

St. Joe                                                     60,000        2,382

                                                                          2,382

Thrifts & Mortgage Finance   0.9%

Radian Group                                               175,000        8,382

                                                                          8,382

Total Financials                                                        103,888


HEALTH CARE   17.0%

Biotechnology   3.8%

Amgen *                                                    235,000       12,824

Biogen Idec *                                               40,000        2,530

Cephalon *                                                 117,600        6,350

Genentech *                                                 15,000          843

Genzyme *                                                   30,000        1,420

Gilead Sciences *                                          125,000        8,375

Neurocrine Biosciences *                                    40,000        2,074

OSI Pharmaceuticals *                                       20,000        1,409

                                                                         35,825


Health Care Equipment & Supplies   3.8%

Biomet                                                     140,000        6,222

Boston Scientific *                                        160,000        6,848

Dentsply International                                      70,000        3,647

Guidant                                                     40,000        2,235

Medtronic                                                  310,000       15,103

Stryker                                                     20,000        1,100

                                                                         35,155


Health Care Providers & Services   4.9%

Anthem *                                                    65,000        5,821

Laboratory Corporation of America *                        325,000       12,902

Omnicare                                                   225,000        9,632

Quest Diagnostics                                           70,000        5,947

UnitedHealth Group                                         175,000       10,894

                                                                         45,196


Pharmaceuticals   4.5%

Eli Lilly                                                   55,000        3,845

Forest Laboratories *                                      205,000       11,609

IVAX *                                                     255,000        6,117

Johnson & Johnson                                          125,000        6,963

Pfizer                                                     395,000       13,541

                                                                         42,075

Total Health Care                                                       158,251


INDUSTRIALS & BUSINESS SERVICES   13.3%

Aerospace & Defense   1.7%

Lockheed Martin                                            300,000       15,624

                                                                         15,624


Air Freight & Logistics   4.0%

C.H. Robinson Worldwide                                     50,000        2,292

Expeditors International of Washington                     185,000        9,141

UPS, Class B                                               340,000       25,558

                                                                         36,991


Airlines   0.2%

Southwest Airlines                                         125,000        2,096

                                                                          2,096


Commercial Services & Supplies   5.7%

Apollo Group, Class A *                                     82,500        7,284

ChoicePoint *                                              610,000       27,853

Consolidated Graphics *                                    100,000        4,405

Education Management *                                     420,000       13,801

                                                                         53,343


Industrial Conglomerates   1.7%

GE                                                         480,000       15,552

                                                                         15,552

Total Industrials & Business Services                                   123,606


INFORMATION TECHNOLOGY   27.4%

Communications Equipment   2.8%

Cisco Systems *                                            750,000       17,775

Juniper Networks *                                         110,000        2,703

QLogic *                                                   110,000        2,925

Research In Motion *                                        35,000        2,395

                                                                         25,798


Computers & Peripherals   2.8%

Dell *                                                     725,000       25,970

                                                                         25,970


Electronic Equipment & Instruments   1.3%

CDW                                                        190,000       12,114

                                                                         12,114


Internet Software & Services   0.8%

InterActiveCorp *                                          250,000        7,535

                                                                          7,535


IT Services   5.9%

Affiliated Computer Services, Class A *                    240,000       12,706

Certegy                                                    290,000       11,252

First Data                                                 195,000        8,681

Fiserv *                                                   245,000        9,528

SunGard Data Systems *                                     500,000       13,000

                                                                         55,167


Semiconductor & Semiconductor Equipment   4.7%

Intel                                                      300,000        8,280

Intersil Holding, Class A                                  550,000       11,913

Maxim Integrated Products                                  115,000        6,028

Microchip Technology                                       215,000        6,781

Novellus Systems *                                         190,000        5,974

Xilinx                                                     154,000        5,130

                                                                         44,106


Software   9.1%

Adobe Systems                                              160,000        7,440

Cadence Design Systems *                                   300,000        4,389

Intuit *                                                   375,000       14,467

Jack Henry & Associates                                    410,000        8,241

Mercury Interactive *                                      215,000       10,713

Microsoft                                                  825,000       23,562

Red Hat *                                                   90,000        2,067

SAP ADR                                                    260,000       10,871

Symantec *                                                  70,000        3,065

                                                                         84,815

Total Information Technology                                            255,505


MATERIALS   0.4%

Metals & Mining   0.4%

Nucor                                                       55,000        4,222

Total Materials                                                           4,222


TELECOMMUNICATION SERVICES   2.7%

Wireless Telecommunication Services   2.7%

Nextel Communications, Class A *                           375,000        9,997

Vodafone ADR                                               365,000        8,066

Western Wireless, Class A *                                260,000        7,517

Total Telecommunication Services                                         25,580

Total Miscellaneous Common Stocks  2.2%                                  20,362


Total Common Stocks (Cost $714,201)                                     910,901


SHORT-TERM INVESTMENTS   2.3%


Money Market Fund   2.3%

T. Rowe Price Reserve Investment Fund, 1.16% #          20,948,802       20,949


Total Short-Term Investments (Cost $20,949)                              20,949


Total Investments in Securities

100.0% of Net Assets (Cost $735,150)                                   $931,850
                                                                       --------

   (1)  Denominated in U.S. dollars unless otherwise noted

     #  Seven-day yield

     *  Non-income producing

   ADR  American Depository Receipts

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New America Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $735,150)                $    931,850

Other assets                                                              4,721

Total assets                                                            936,571

Liabilities

Total liabilities                                                         4,332

NET ASSETS                                                         $    932,239
                                                                   ------------

Net Assets Consist of:

Undistributed net investment income (loss)                         $     (1,447)

Undistributed net realized gain (loss)                                  (44,292)

Net unrealized gain (loss)                                              196,700

Paid-in-capital applicable to 29,693,002 shares of
no par value capital stock outstanding;
unlimited shares authorized                                             781,278

NET ASSETS                                                         $    932,239
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $      31.40
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New America Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Dividend income                                                    $      2,798

Expenses

  Investment management                                                   3,048

  Shareholder servicing                                                   1,080

  Custody and accounting                                                     67

  Prospectus and shareholder reports                                         24

  Registration                                                               15

  Legal and audit                                                             7

  Trustees                                                                    3

  Miscellaneous                                                               1

  Total expenses                                                          4,245

Net investment income (loss)                                             (1,447)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                   74,832

Change in net unrealized gain (loss) on securities                      (26,169)

Net realized and unrealized gain (loss)                                  48,663

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $     47,216
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New America Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                       6 Months            Year
                                                          Ended           Ended
                                                        6/30/04        12/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                      $    (1,447)    $    (2,861)

  Net realized gain (loss)                               74,832          32,400

  Change in net unrealized gain (loss)                  (26,169)        228,640

  Increase (decrease) in net assets from operations      47,216         258,179

Capital share transactions *

  Shares sold                                            47,162         110,234

  Shares redeemed                                       (77,171)       (214,424)

  Increase (decrease) in net assets from capital
  share transactions                                    (30,009)       (104,190)

Net Assets

Increase (decrease) during period                        17,207         153,989

Beginning of period                                     915,032         761,043

End of period                                       $   932,239     $   915,032
                                                    -----------     -----------

(Including undistributed net investment
income (loss) of $(1,447) at 6/30/04 and $0 at 12/31/03)

*Share information

  Shares sold                                             1,536           4,380

  Shares redeemed                                        (2,513)         (8,208)

  Increase (decrease) in shares outstanding                (977)         (3,828)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New America Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New America Growth Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on September 30, 1985. The fund seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the United States.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $50,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $217,152,000 and $262,870,000, respectively, for the six months ended June 30, 2004.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character.

Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $119,124,000 of unused capital loss carryforwards, of which $42,671,000 expire in 2009, and $76,453,000 expire in 2010.

At June 30, 2004, the cost of investments for federal income tax purposes was $735,150,000. Net unrealized gain aggregated $196,700,000 at period-end, of which $212,009,000 related to appreciated investments and $15,309,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $504,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund.

Expenses incurred pursuant to these service agreements totaled $845,000 for the six months ended June 30, 2004, of which $162,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $47,000.

T. Rowe Price New America Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price New America Growth Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price New America Growth Fund


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004